Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets

	December 31, 2015	December 31, 2014
Prepaid voyage and operating costs	$8,700	$8,996
Claims receivable	11,078	5,186
Prepaid other taxes	3,664	5,090
Other	700	2,441
Total prepaid expenses and other current assets	$24,142	$21,713